Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
REVENUES
Revenue from customers	$ 15,234,885		$ 5,256,060		$ 25,850,636		$ 8,765,152
Revenues from related parties					97,553
REVENUES	15,234,885		5,256,060		25,948,189		8,765,152		$ 31,345,951		$ 40,004,103
COST OF REVENUES	(7,334,722)		(2,591,100)		(12,906,528)		(4,463,883)		(15,736,080)		(20,265,509)
GROSS PROFIT	7,900,163		2,664,960		13,041,661		4,301,269		15,609,871		19,738,594
OPERATING EXPENSES
Selling expenses	(125,574)		(26,227)		(213,397)		(44,932)		(264,553)		(270,752)
General and administrative expenses	(812,166)		(351,660)		(1,320,582)		(559,937)		(2,322,055)		(2,330,322)
Research and development expenses	(22,588)		(17,957)		(44,768)		(33,299)		(77,997)		(136,433)
Share-based compensation					(3,149,106)				(1,064,358)
Total operating expenses	(960,328)		(395,844)		(4,727,853)		(638,168)		(3,728,963)		(2,737,507)
INCOME FROM OPERATIONS	6,939,835		2,269,116		8,313,808		3,663,101		11,880,908		17,001,087
OTHER INCOME (EXPENSES)
Interest income	13,375		19,992		35,386		39,609		81,537		76,201
Interest expense			(2,924)				(5,893)		(1,728,961)		(16,884)
Government grant	1,229		56,335		692,942		127,983		246,227		249,417
Late penalty on debt											(868,546)
Gain on asset disposal					7,625,165
TOTAL OTHER (EXPENSES), NET	14,604		73,403		8,353,493		161,699		(1,401,197)		(559,812)
INCOME BEFORE INCOME TAX EXPENSE	6,954,439		2,342,519		16,667,301		3,824,800		10,479,711		16,441,275
INCOME TAX EXPENSE	(1,887,339)		(349,043)		(3,238,952)		(571,830)		(1,549,333)		(2,724,662)
NET INCOME	5,067,100		1,993,476		13,428,349		3,252,970		8,930,378		13,716,613
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	809,779		72,252		532,580		(478,166)		2,692,896		(844,192)
COMPREHENSIVE INCOME	$ 5,876,879		$ 2,065,728		$ 13,960,929		$ 2,774,804		$ 11,623,274		$ 12,872,421
EARNINGS PER COMMON SHARE
Basic	$ 0.2		$ 0.1		$ 0.42		$ 0.12		$ 0.31		$ 0.49
Diluted	$ 0.2		$ 0.1		$ 0.42		$ 0.12		$ 0.31		$ 0.49
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING*
Basic*	31,811,523	[1]	28,000,000	[1]	31,811,523	[1]	28,000,000	[1]	28,774,886	[2]	28,000,000	[2]
Diluted*	32,653,163	[1]	28,000,000	[1]	32,653,163	[1]	28,000,000	[1]	28,985,246	[2]	28,000,000	[2]

[1]	Retrospectively restated for effect of recapitalization, see Note 1
[2]	Retrospectively restated for effect of recapitalization, see Note 1